Pension and Other Postretirement Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Components of net periodic benefit costs reported in the Consolidated Statements of Income and other comprehensive income

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Three months ended June 30, (in millions)	2011	2010	2011	2010	2011	2010
Components of net periodic benefit cost
Benefits earned during the period	$62	$58	$9	$6	$—	$1
Interest cost on benefit obligations	113	117	35	77	13	13
Expected return on plan assets	(197)	(185)	(36)	(75)	(22)	(24)
Amortization:
Net loss	41	56	12	13	—	—
Prior service cost/(credit)	(11)	(11)	(1)	—	(2)	(4)
Net periodic defined benefit cost	8	35	19	21	(11)	(14)
Other defined benefit pension plans(a)	4	3	5	1	NA	NA
Total defined benefit plans	12	38	24	22	(11)	(14)
Total defined contribution plans	89	84	65	67	NA	NA
Total pension and OPEB cost included in compensation expense	$101	$122	$89	$89	$(11)	$(14)

	Pension plans
	U.S.		Non-U.S.		OPEB plans
Six months ended June 30, (in millions)	2011	2010	2011	2010	2011	2010
Components of net periodic benefit cost
Benefits earned during the period	$124	$116	$18	$13	$—	$1
Interest cost on benefit obligations	226	234	68	63	26	28
Expected return on plan assets	(395)	(371)	(72)	(62)	(44)	(48)
Amortization:
Net loss	82	112	24	27	—	—
Prior service cost/(credit)	(21)	(22)	(1)	—	(4)	(7)
Net periodic defined benefit cost	16	69	37	41	(22)	(26)
Other defined benefit pension plans(a)	11	7	9	5	NA	NA
Total defined benefit plans	27	76	46	46	(22)	(26)
Total defined contribution plans	167	147	143	132	NA	NA
Total pension and OPEB cost included in compensation expense	$194	$223	$189	$178	$(22)	$(26)

(a)	Includes various defined benefit pension plans which are individually immaterial.